Summary of Significant Accounting Policies (Details) - Schedule of net sales disaggregated by products - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of net sales disaggregated by products [Line Items]
Net sales by products branded	$ 24,136,297	$ 19,014,149	$ 82,976,746	$ 66,247,507	$ 88,095,418	$ 63,414,783
Aspire - tobacco [Member]
Summary of Significant Accounting Policies (Details) - Schedule of net sales disaggregated by products [Line Items]
Net sales by products branded					68,116,810	61,270,660
Ispire - cannabis [Member]
Summary of Significant Accounting Policies (Details) - Schedule of net sales disaggregated by products [Line Items]
Net sales by products branded					$ 19,978,608	$ 2,144,123